Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Weighted average statutory income tax rate	23.60%	22.70%	25.20%
Recognition of previously unrecognized tax loss and credit carryforwards rate	0.10%	(26.90%)	(0.50%)
Unrecognized tax loss and credit carryforwards rate	(0.70%)	1.90%	0.00%
Changes to Recognition of Temporary Differences Rate	(0.20%)	0.30%	(1.60%)
Tax rate effect of revenues exempt from taxation	5.80%	(40.60%)	(12.90%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(22.90%)	19.30%	7.00%
Withholding and other taxes	(1.40%)	7.20%	0.60%
Tax rate effect from change in tax rate	(1.00%)	(1.90%)	(1.00%)
Tax rate effect of adjustments for current tax of prior periods	0.70%	(2.40%)	(0.20%)
Tax expenses (benefit) due to other tax liabilities	2.80%	4.40%	1.20%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(0.20%)	(4.00%)	(0.20%)
Average effective tax rate	6.50%	(20.00%)	17.60%